Average Annual Total Returns - Class H - SP MidCap 400 Pure Value Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	6.54%	8.78%	7.53%	6.52%	8.32%	7.27%	3.87%	6.71%	5.99%	9.61%	11.17%	10.05%